Segmented Information	12 Months Ended
Dec. 31, 2017
Segment Reporting [Abstract]
Segmented Information
SEGMENTED INFORMATION

Fortis segments its business based on regulatory status and service territory, as well as the information used by the chief operating decision maker in deciding how to allocate resources and evaluate the performance of each segment. Segment performance is evaluated based on net earnings attributable to common equity shareholders.

A detailed description of each reportable segment is provided in Note 1.

	REGULATED									NON-REGULATED
Year Ended	United States			Canada						Energy		Inter-
December 31, 2017		UNS	Central	FortisBC	Fortis	FortisBC	Eastern			Infra-	Corporate	segment
($ millions)	ITC	Energy	Hudson	Energy	Alberta	Electric	Canadian	Caribbean	Total	structure	and Other	eliminations	Total
Revenue	1,575	2,080	872	1,198	600	398	1,062	301	8,086	226	1	(12)	8,301
Energy supply costs	—	711	260	411	—	142	692	144	2,360	2	—	(1)	2,361
Operating expenses	436	609	402	298	198	89	134	44	2,210	49	13	(11)	2,261
Depreciation and amortization	220	260	65	198	190	62	95	55	1,145	32	2	—	1,179
Operating income	919	500	145	291	212	105	141	58	2,371	143	(14)	—	2,500
Other income, net	40	19	8	20	2	1	1	7	98	1	29	(1)	127
Finance charges	259	101	41	116	93	37	56	18	721	5	189	(1)	914
Income tax expense	371	148	42	40	1	14	22	—	638	19	(69)	—	588
Net earnings	329	270	70	155	120	55	64	47	1,110	120	(105)	—	1,125
Non-controlling interests	57	—	—	1	—	—	—	13	71	26	—	—	97
Preference share dividends	—	—	—	—	—	—	—	—	—	—	65	—	65
Net earnings attributable to common equity shareholders	272	270	70	154	120	55	64	34	1,039	94	(170)	—	963
Goodwill	7,698	1,733	566	913	227	235	67	178	11,617	27	—	—	11,644
Total assets	17,581	8,596	3,188	6,418	4,454	2,197	2,489	1,325	46,248	1,605	76	(107)	47,822
Capital expenditures	982	534	220	446	414	105	156	146	3,003	21	—	—	3,024

Year Ended
December 31, 2016
($ millions)
Revenue	334	2,002	849	1,151	572	377	1,063	301	6,649	193	9	(13)	6,838
Energy supply costs	—	740	253	347	—	132	698	137	2,307	35	—	(1)	2,341
Operating expenses	151	605	387	295	189	88	136	45	1,896	39	108	(12)	2,031
Depreciation and amortization	46	264	61	198	180	57	91	54	951	28	4	—	983
Operating income	137	393	148	311	203	100	138	65	1,495	91	(103)	—	1,483
Other income, net	9	7	5	17	3	—	2	9	52	2	—	(1)	53
Finance charges	54	102	40	125	85	37	55	15	513	4	162	(1)	678
Income tax expense	20	99	43	51	—	9	21	—	243	3	(101)	—	145
Net earnings	72	199	70	152	121	54	64	59	791	86	(164)	—	713
Non-controlling interests	13	—	—	1	—	—	—	13	27	26	—	—	53
Preference share dividends	—	—	—	—	—	—	—	—	—	—	75	—	75
Net earnings attributable to common equity shareholders	59	199	70	151	121	54	64	46	764	60	(239)	—	585
Goodwill	8,246	1,854	605	913	227	235	67	190	12,337	27	—	—	12,364
Total assets	18,000	8,935	3,214	6,230	4,057	2,143	2,394	1,344	46,317	1,502	130	(45)	47,904
Capital expenditures	223	524	233	336	375	74	161	106	2,032	19	10	—	2,061
Related-party and inter-company transactions

Related-party transactions are in the normal course of operations and are measured at the exchange amount, which is the amount of consideration established and agreed to by the related parties. There were no material related-party transactions in 2017 or 2016.

Inter-company balances and inter-company transactions, including any related inter-company profit, are eliminated on consolidation, except for certain inter-company transactions between non-regulated and regulated entities in accordance with accounting standards for rate-regulated entities. The significant inter-company transactions for 2017 and 2016 are summarized in the following table.

(in millions)	2017	2016
Sale of capacity from Waneta Expansion to FortisBC Electric	$46	$45
Sale of energy from BECOL to Belize Electricity	35	33
Lease of gas storage capacity and gas sales from Aitken Creek to FortisBC Energy	24	17

As at December 31, 2017, accounts receivable on the Corporation's consolidated balance sheet included approximately $20 million due from Belize Electricity (December 31, 2016 - $16 million).

From time to time, the Corporation provides short-term financing to certain subsidiaries to support capital expenditure programs, acquisitions and seasonal working capital requirements. There were no inter-segment loans outstanding as at December 31, 2017 and December 31, 2016.